Basis of Presentation and Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Goodwill impairment loss		$ 0	$ 0
Stockholders' equity	10,383	8,911		5,300
Participating policies of total life insurance	5.00%	2.00%	3.00%
LTV ratio loss contingency valuation allowance	90.00%
Days after due payment date interest income ceases to accrue	60 days
Participating dividend to policyholders	20	17	21
Maximum uncollateralized threshold for derivative counter party, single level entity	10
Percentage greater than equity to reinsurance credit risk	10.00%
Largest amount of life insurance retained on any one life by any company comprising of life	10
Gross profit estimates term	20 years
Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' equity				1,000
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' equity				6,300
Mutual Funds [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Goodwill impairment loss	10
Mutual funds segment less than, percent	10.00%
Entites distributed carrying value	$ 203	$ 116